UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

March 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 3.8%
Boeing Co. (The)	26,422	$3,315,697
Honeywell International, Inc.	43,114	3,999,255
Northrop Grumman Corp.	21,600	2,665,008
Textron, Inc.	11,648	457,650
United Technologies Corp.	39,766	4,646,259

		$15,083,869

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	5,324	$278,925
United Parcel Service, Inc., Class B	18,056	1,758,293

		$2,037,218

Airlines — 0.2%
Southwest Airlines Co.	36,616	$864,504

		$864,504

Auto Components — 0.8%
Dana Holding Corp.	31,658	$736,682
Goodyear Tire & Rubber Co. (The)	10,898	284,765
Johnson Controls, Inc.	36,367	1,720,886
Lear Corp.	7,250	606,970

		$3,349,303

Automobiles — 0.3%
Ford Motor Co.	76,877	$1,199,281

		$1,199,281

Banks — 7.3%
Bank of America Corp.	147,580	$2,538,376
BankUnited, Inc.	10,483	364,494
BB&T Corp.	9,579	384,789
Citigroup, Inc.	108,402	5,159,935
Comerica, Inc.	3,420	177,156
Fifth Third Bancorp	62,268	1,429,051
JPMorgan Chase & Co.	109,741	6,662,376
KeyCorp	85,122	1,212,137
M&T Bank Corp.	6,860	832,118
PNC Financial Services Group, Inc. (The)	22,704	1,975,248
SunTrust Banks, Inc.	5,538	220,357
Wells Fargo & Co.	161,845	8,050,170

		$29,006,207

Beverages — 2.3%
Coca-Cola Co. (The)	138,646	$5,360,054
PepsiCo, Inc.	47,142	3,936,357

		$9,296,411

Biotechnology — 2.5%
Amgen, Inc.	18,988	$2,341,980
Biogen Idec, Inc.(1)	3,000	917,610
Celgene Corp.(1)	23,673	3,304,751
Gilead Sciences, Inc.(1)	44,082	3,123,650
Vertex Pharmaceuticals, Inc.(1)	1,850	130,832

		$9,818,823

Security	Shares	Value
Capital Markets — 1.4%
Greenhill & Co., Inc.	14,014	$728,448
Invesco, Ltd.	38,480	1,423,760
Lazard, Ltd., Class A	21,525	1,013,612
Legg Mason, Inc.	7,629	374,126
State Street Corp.	27,413	1,906,574
Walter Investment Management Corp.(1)	7,355	219,400

		$5,665,920

Chemicals — 2.1%
CF Industries Holdings, Inc.	3,459	$901,554
Dow Chemical Co. (The)	45,132	2,192,964
E.I. du Pont de Nemours & Co.	46,387	3,112,568
Eastman Chemical Co.	3,608	311,045
Sherwin-Williams Co. (The)	9,183	1,810,245

		$8,328,376

Commercial Services & Supplies — 0.4%
Waste Management, Inc.	37,595	$1,581,622

		$1,581,622

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.(1)	42,403	$449,896
Cisco Systems, Inc.	197,889	4,434,692
QUALCOMM, Inc.	69,800	5,504,428

		$10,389,016

Construction & Engineering — 0.5%
Fluor Corp.	25,575	$1,987,945

		$1,987,945

Consumer Finance — 1.2%
American Express Co.	27,933	$2,514,808
Discover Financial Services	40,754	2,371,475

		$4,886,283

Containers & Packaging — 0.4%
Avery Dennison Corp.	15,307	$775,606
MeadWestvaco Corp.	21,446	807,227

		$1,582,833

Distributors — 0.6%
Genuine Parts Co.	27,494	$2,387,854

		$2,387,854

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	28,223	$3,527,028
McGraw Hill Financial, Inc.	35,026	2,672,484

		$6,199,512

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	151,222	$5,303,356
Frontier Communications Corp.	67,026	382,048
Verizon Communications, Inc.	52,772	2,510,364
Windstream Holdings, Inc.	28,197	232,343

		$8,428,111

Electric Utilities — 1.0%
Duke Energy Corp.	26,841	$1,911,616
Edison International	21,133	1,196,339

Security	Shares	Value
Pinnacle West Capital Corp.	7,168	$391,803
Xcel Energy, Inc.	12,009	364,593

		$3,864,351

Electrical Equipment — 0.8%
Emerson Electric Co.	49,204	$3,286,827

		$3,286,827

Energy Equipment & Services — 2.1%
Halliburton Co.	58,423	$3,440,530
Schlumberger, Ltd.	51,953	5,065,418

		$8,505,948

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	59,799	$4,476,553
Wal-Mart Stores, Inc.	40,512	3,096,332

		$7,572,885

Food Products — 1.7%
Kellogg Co.	16,937	$1,062,119
Keurig Green Mountain, Inc.	15,366	1,622,496
Kraft Foods Group, Inc.	18,114	1,016,196
Mondelez International, Inc., Class A	54,344	1,877,585
Tyson Foods, Inc., Class A	28,696	1,262,911

		$6,841,307

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	73,588	$2,833,874
Baxter International, Inc.	41,401	3,046,286
Covidien PLC	11,380	838,251
Medtronic, Inc.	41,406	2,548,125
Stryker Corp.	27,992	2,280,508
Zimmer Holdings, Inc.	5,294	500,706

		$12,047,750

Health Care Providers & Services — 1.5%
DaVita HealthCare Partners, Inc.(1)	5,790	$398,641
Express Scripts Holding Co.(1)	8,616	646,975
HCA Holdings, Inc.(1)	8,034	421,785
UnitedHealth Group, Inc.	49,739	4,078,101
VCA Antech, Inc.(1)	11,050	356,142

		$5,901,644

Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	20,645	$1,156,533
Marriott Vacations Worldwide Corp.(1)	2,064	115,398
McDonald’s Corp.	35,843	3,513,689
Wyndham Worldwide Corp.	11,235	822,739

		$5,608,359

Household Durables — 0.9%
Leggett & Platt, Inc.	11,383	$371,541
Lennar Corp., Class A	18,642	738,596
Newell Rubbermaid, Inc.	76,798	2,296,260

		$3,406,397

Household Products — 1.8%
Clorox Co. (The)	6,843	$602,252
Kimberly-Clark Corp.	19,850	2,188,463
Procter & Gamble Co.	52,148	4,203,129

		$6,993,844

Security	Shares	Value
Industrial Conglomerates — 1.8%
3M Co.	21,663	$2,938,803
General Electric Co.	160,204	4,147,681

		$7,086,484

Insurance — 4.3%
ACE, Ltd.	14,012	$1,388,029
Allstate Corp. (The)	50,422	2,852,877
AmTrust Financial Services, Inc.	3,045	114,522
Cincinnati Financial Corp.	23,600	1,148,376
Lincoln National Corp.	47,210	2,392,131
Marsh & McLennan Cos., Inc.	50,188	2,474,268
MetLife, Inc.	14,938	788,726
Principal Financial Group, Inc.	29,001	1,333,756
Prudential Financial, Inc.	21,629	1,830,895
Travelers Companies, Inc. (The)	31,286	2,662,439

		$16,986,019

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	3,372	$1,134,746
Netflix, Inc.(1)	900	316,827
priceline.com, Inc.(1)	1,797	2,141,826
Shutterfly, Inc.(1)	28,875	1,232,385

		$4,825,784

Internet Software & Services — 3.2%
Facebook, Inc., Class A(1)	14,400	$867,456
Google, Inc., Class A(1)	8,610	9,595,931
VeriSign, Inc.(1)	41,883	2,257,913

		$12,721,300

IT Services — 3.2%
Fidelity National Information Services, Inc.	26,132	$1,396,756
International Business Machines Corp.	33,173	6,385,471
MasterCard, Inc., Class A	53,680	4,009,896
Visa, Inc., Class A	3,193	689,241
Xerox Corp.	7,778	87,891

		$12,569,255

Leisure Products — 0.5%
Mattel, Inc.	52,463	$2,104,291

		$2,104,291

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	27,884	$3,352,772

		$3,352,772

Machinery — 1.2%
Caterpillar, Inc.	31,778	$3,157,780
Snap-On, Inc.	6,380	724,002
Stanley Black & Decker, Inc.	9,483	770,399

		$4,652,181

Media — 4.6%
CBS Corp., Class B	41,650	$2,573,970
Comcast Corp., Class A	106,640	5,334,133
Omnicom Group, Inc.	35,123	2,549,930
Time Warner, Inc.	36,488	2,383,761
Walt Disney Co. (The)	66,962	5,361,647

		$18,203,441

Security	Shares	Value
Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	17,655	$583,851
Nucor Corp.	31,251	1,579,425

		$2,163,276

Multi-Utilities — 1.9%
Centerpoint Energy, Inc.	17,504	$414,670
CMS Energy Corp.	77,060	2,256,317
Dominion Resources, Inc.	1,997	141,767
DTE Energy Co.	10,342	768,307
NiSource, Inc.	49,999	1,776,465
Public Service Enterprise Group, Inc.	52,545	2,004,066

		$7,361,592

Multiline Retail — 1.0%
Kohl’s Corp.	2,414	$137,115
Macy’s, Inc.	48,228	2,859,438
Nordstrom, Inc.	13,647	852,255

		$3,848,808

Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	64,342	$7,650,907
ConocoPhillips	44,430	3,125,651
EOG Resources, Inc.	18,452	3,619,729
Exxon Mobil Corp.	88,814	8,675,352
Kinder Morgan, Inc.	21,161	687,521
Occidental Petroleum Corp.	22,277	2,122,775
Phillips 66	31,720	2,444,343
Range Resources Corp.	20,840	1,729,095
Tesoro Corp.	20,477	1,035,931
Williams Cos., Inc.	69,781	2,831,713

		$33,923,017

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	5,729	$383,155

		$383,155

Pharmaceuticals — 5.6%
AbbVie, Inc.	23,000	$1,182,200
Bristol-Myers Squibb Co.	80,700	4,192,365
Johnson & Johnson	52,116	5,119,355
Merck & Co., Inc.	110,434	6,269,338
Pfizer, Inc.	171,390	5,505,047

		$22,268,305

Professional Services — 0.2%
ManpowerGroup, Inc.	1,193	$94,044
Robert Half International, Inc.	18,170	762,232

		$856,276

Real Estate Investment Trusts (REITs) — 1.6%
Apartment Investment & Management Co., Class A	12,428	$375,574
AvalonBay Communities, Inc.	11,002	1,444,783
Equity Residential	14,774	856,744
Host Hotels & Resorts, Inc.	58,590	1,185,861
Kimco Realty Corp.	78,276	1,712,679
ProLogis, Inc.	22,296	910,346

		$6,485,987

Security	Shares	Value
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	8,158	$223,774

		$223,774

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	3,521	$253,230
Kansas City Southern	11,539	1,177,670
Norfolk Southern Corp.	27,357	2,658,280

		$4,089,180

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.(1)	352,424	$1,413,220
Analog Devices, Inc.	16,160	858,742
Applied Materials, Inc.	15,313	312,692
Cree, Inc.(1)	21,482	1,215,022
Cypress Semiconductor Corp.(1)	60,131	617,545
Intel Corp.	56,723	1,464,021
Teradyne, Inc.(1)	32,470	645,828

		$6,527,070

Software — 3.5%
Concur Technologies, Inc.(1)	12,197	$1,208,357
Microsoft Corp.	201,345	8,253,132
Oracle Corp.	103,117	4,218,516
Symantec Corp.	8,033	160,419

		$13,840,424

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	4,343	$167,206
Advance Auto Parts, Inc.	3,365	425,672
AutoNation, Inc.(1)	5,400	287,442
Bed Bath & Beyond, Inc.(1)	1,176	80,909
Home Depot, Inc. (The)	61,880	4,896,564
Lowe’s Companies, Inc.	6,531	319,366
Tiffany & Co.	14,641	1,261,322

		$7,438,481

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	25,674	$13,780,263

		$13,780,263

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	15,176	$1,120,899

		$1,120,899

Tobacco — 1.4%
Lorillard, Inc.	5,365	$290,139
Philip Morris International, Inc.	63,905	5,231,903

		$5,522,042

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$497,146

		$497,146

Total Common Stocks — 100.4% (identified cost $191,050,930)		$398,953,622

Call Options Written — (0.8)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	470	$1,890	4/4/14	$(117,500)
S&P 500 Index	460	1,865	4/11/14	(853,300)
S&P 500 Index	550	1,870	4/19/14	(1,009,250)
S&P 500 Index	540	1,875	4/25/14	(1,042,200)

Total Call Options Written (premiums received $3,074,216)				$(3,022,250)

Other Assets, Less Liabilities — 0.4%				$1,396,528

Net Assets — 100.0%				$397,327,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,962,206

Gross unrealized appreciation	$208,061,692
Gross unrealized depreciation	(70,276)

Net unrealized appreciation	$207,991,416

Written options activity for the fiscal year to date ended March 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,085	$3,225,262
Options written	6,640	10,320,095
Options terminated in closing purchase transactions	(4,640)	(7,114,381)
Options expired	(2,065)	(3,356,760)

Outstanding, end of period	2,020	$3,074,216

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,022,250.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$398,953,622 *	$—	$—	$398,953,622
Total Investments	$398,953,622	$—	$—	$398,953,622

Liability Description
Call Options Written	$(3,022,250)	$—	$—	$(3,022,250)
Total	$(3,022,250)	$—	$—	$(3,022,250)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2014